Company information - License and collaboration agreement with CTTQ (Details) € in Millions, $ in Millions													12 Months Ended
	Dec. 29, 2023 USD ($) $ / €	Dec. 29, 2023 EUR (€) $ / €	Dec. 12, 2023 USD ($)	Dec. 12, 2023 EUR (€)	Jul. 19, 2023 USD ($) $ / €	Jul. 19, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	May 22, 2023 EUR (€) $ / €	Nov. 04, 2022 USD ($)	Nov. 04, 2022 EUR (€)	Sep. 28, 2022 USD ($)	Sep. 28, 2022 EUR (€)	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 $ / €	Sep. 22, 2022 USD ($)	Dec. 31, 2021 $ / €
Collaborative Arrangements
Amount invoiced to counterparty		€ 2.6				€ 1.7
Amount invoiced to counterparty for milestone payment				€ 2.9				€ 1.9
Amount invoiced to counterparty for additional payment				0.1				0.1
Amount received attributable to withholding taxes				2.8				1.8		€ 1.3
Exchange rate | $ / €	1.080	1.080			1.082	1.082							1.1050	1.0666		1.1326
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Amount invoiced to counterparty			$ 3.2	2.9			$ 2.1	1.9			$ 12.6	€ 12.8
Amount invoiced to counterparty for milestone payment			3.0	2.8			2.0	1.8			12.0	0.6
Amount invoiced to counterparty for additional payment			$ 0.2	€ 0.1			0.1	€ 0.1			$ 0.6	€ 12.1
Amount received on licensing arrangements	$ 2.8				$ 1.9				$ 11.4	€ 11.5
Amount received attributable to withholding taxes	$ 0.3	€ 0.3			$ 0.2	€ 0.2	$ 0.2		1.3				€ 0.5
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $									40.0						$ 40.0
Maximum additional amount receivable upon the achievement of certain commercial milestones | $									$ 250.0						$ 250.0
Exchange rate | $ / €	1.080	1.080			1.009	1.009	1.082	1.082